TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,388	$ 2,057
Additions based on tax positions taken related to the current year	225	579
Reduction related to expirations of statute of limitations or settlements of tax matters	(622)	(267)
Foreign currency translation adjustments	12	19
Balance at the end of the year	$ 2,003	$ 2,388